Accounting policies - Offsetting of financial assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 240,943	$ 271,913
Net amount of financial assets presented in the balance sheet	240,943	271,913
Impact of Master Netting Agreements	(131,534)	(92,928)
Financial instrument collateral	(82,342)	(111,854)
Cash collateral	(16,759)	(42,391)
Net amount	10,308	24,740
Financial instruments received as collateral	82,342	111,937
Financial derivative assets
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	161,003	164,238
Net amount of financial assets presented in the balance sheet	161,003	164,238
Impact of Master Netting Agreements	(128,590)	(92,928)
Financial instrument collateral	(5,736)	(4,044)
Cash collateral	(16,759)	(42,391)
Net amount	9,918	24,875
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	79,927	107,425
Net amount of financial assets presented in the balance sheet	79,927	107,425
Impact of Master Netting Agreements	(2,944)
Financial instrument collateral	(76,592)	(107,560)
Net amount	391	(135)
Equity instruments.
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	13	250
Net amount of financial assets presented in the balance sheet	13	250
Financial instrument collateral	(14)	(250)
Net amount	(1)
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial assets offset in the consolidated balance sheets
Financial instruments received as collateral	$ 14	$ 333